Leases Future Minimum Lease Payments for Leases in Effect (Details) $ in Millions	Dec. 28, 2019 USD ($)
Operating Leases
2020	$ 168
2021	131
2022	96
2023	69
2024	53
Thereafter	167
Total future undiscounted lease payments	684
Less imputed interest	(83)
Total lease liability	601
Finance Leases
2020	33
2021	74
2022	22
2023	10
2024	7
Thereafter	80
Total future undiscounted lease payments	226
Less imputed interest	(40)
Total lease liability	$ 186